Impairment Charges and Reversals - Summary of Impairment Losses and Estimated Recoverable Amounts (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable Amount	$ 2,000
Clearwater
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of Impairment	145
Recoverable Amount	427	$ 160
Impairment		260
Elmworth-Wapiti
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of Impairment	115
Recoverable Amount	747	259
Impairment		120
Kaybob-Edson
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of Impairment	118
Recoverable Amount	$ 837	384
Impairment		$ 175